Retirement Plans (Tables)	12 Months Ended
Dec. 31, 2024
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Abstract]
Schedule of Changes in Projected Benefit Obligations

The following table shows the changes in benefit obligation, plan assets and funded status for the years ended December 31:

	Defined Benefit Pension Plans				Other Postretirement Benefit Plans
	U.S. Plans		Non-U.S. Plans		U.S. Plans		Non-U.S. Plans
	2024	2023	2024	2023	2024	2023	2024	2023
Change in projected benefit obligation:
Benefit obligation at beginning of year	$42	$43	$2,406	$2,193	$—	$—	$10	$10
Service cost	11	—	32	23	—	—	3	2
Interest cost	105	2	112	91	2	—	2	—
Plan amendments	—	—	(10)	5	—	—	—	—
Actuarial (gain) loss	(81)	1	(50)	106	(2)	—	(4)	—
Benefits paid	(131)	(4)	(135)	(100)	(2)	—	(4)	(3)
Plan participant contributions	—	—	6	6	—	—	—	—
Curtailments	—	—	(1)	—	—	—	—	—
Settlements	—	—	(45)	(19)	—	—	—	—
Acquisitions	3,851	—	969	—	61	—	49	—
Other items	—	—	—	—	—	—	—	1
Foreign currency rate changes	—	—	(152)	101	—	—	(4)	—
Benefit obligation at end of year	$3,797	$42	$3,132	$2,406	$59	$—	$52	$10

Changes in Projected Benefit Obligations, Fair Value of Plan Assets, and Funded Status of Plan

	Defined Benefit Pension Plans				Other Postretirement Benefit Plans
	U.S. Plans		Non-U.S. Plans		U.S. Plans		Non-U.S. Plans
	2024	2023	2024	2023	2024	2023	2024	2023
Change in plan assets:
Fair value of plan assets at beginning of year	$31	$31	$1,886	$1,683	$—	$—	$2	$2
Actual gain on plan assets	58	3	78	128	—	—	—	—
Employer contributions	6	1	113	109	2	—	4	3
Plan participant contributions	—	—	6	6	—	—	—	—
Benefits paid	(131)	(4)	(135)	(100)	(2)	—	(4)	(3)
Settlements	—	—	(45)	(19)	—	—	—	—
Acquisitions	4,215	—	949	—	—	—	—	—
Foreign currency rate changes	—	—	(122)	79	—	—	—	—
Fair value of plan assets at end of year	$4,179	$31	$2,730	$1,886	$—	$—	$2	$2
Funded status at end of year	$382	$(11)	$(402)	$(520)	$(59)	$—	$(50)	$(8)

Amounts recognized in the Consolidated Balance Sheets:
Non-current assets	$508	$2	$127	$27	$—	$—	$—	$—
Current liabilities	(13)	(1)	(33)	(29)	(8)	—	(4)	(1)
Non-current liabilities	(113)	(12)	(496)	(518)	(51)	—	(46)	(7)
Funded status at end of year	$382	$(11)	$(402)	(520)	$(59)	$—	$(50)	$(8)

Accumulated Benefit Obligation	$3,794	$42	$3,078	$2,351

Schedule of Defined Benefit Plans Disclosures

Accumulated other comprehensive loss (income) at December 31 not yet recognized as components of net periodic benefit cost consist of:

	Defined Benefit Pension Plans				Other Postretirement Benefit Plans
	U.S. Plans		Non-U.S. Plans		U.S. Plans		Non-U.S. Plans
	2024	2023	2024	2023	2024	2023	2024	2023
Net actuarial loss (gain)	$8	$5	$659	$757	$(2)	$—	$(2)	$—
Prior service credit	—	—	(16)	(6)	—	—	—	—
Total accumulated other comprehensive loss (income)	$8	$5	$643	$751	$(2)	$—	$(2)	$—

The following table sets forth the pension plans for which their accumulated benefit obligation (“ABO”) or projected benefit obligation (“PBO”) exceeds the fair value of their respective plan assets on December 31:

	Defined Benefit Pension Plans				Other Postretirement Benefit Plans
	U.S. Plans		Non-U.S. Plans		U.S. Plans		Non-U.S. Plans
	2024	2023	2024	2023	2024	2023	2024	2023
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligation	$125	$13	$1,308	$1,417	$—	$—	$—	$—
Accumulated benefit obligation	125	13	1,266	1,374	—	—	—	—
Fair value of plan assets	—	—	779	870	—	—	—	—
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligation	125	13	1,262	1,362	—	—	—	—
Fair value of plan assets	—	—	774	855	—	—	—	—
Plans with accumulated postretirement benefit obligations in excess of plan assets:
Accumulated postretirement benefit obligation					59	—	52	10
Fair value of plan assets					$—	$—	$2	$2

The following table summarizes our pension plan assets measured at fair value on a recurring basis (at least annually) as of December 31:

	Defined Benefit Pension Plans
	U.S. Plans
	2024				2023
	Quoted Prices in				Quoted Prices in
	Active Markets	Significant Other	Significant		Active Markets	Significant Other	Significant
	For Identical	Observable Inputs	Unobservable		For Identical	Observable Inputs	Unobservable
Asset Class	Assets (Level 1)	(Level 2)	Inputs (Level 3)	Total	Assets (Level 1)	(Level 2)	Inputs (Level 3)	Total
Cash	$224	$—	$—	$224	$1	$—	$—	$1
Equity	483	2	—	485	—	3	—	3
Government Bonds	—	356	—	356	—	—	—	—
Corporate Bonds	154	2,585	—	2,739	—	26	—	26
Real Estate / Property	—	1	—	1	—	1	—	1
Insurance Contracts	—	—	—	—	—	—	—	—
Derivatives	—	10	—	10	—	—	—	—
Investment Funds	—	—	—	—	—	—	—	—
Other (incl. LDI)	—	1	—	1	—	—	—	—
Total assets measured using fair value hierarchy	$861	$2,955	$—	$3,816	$1	$30	$—	$31
Assets measured at NAV				363				—
Total assets				$4,179				$31

	Defined Benefit Pension Plans
	Non-U.S. Plans
	2024				2023
	Quoted Prices in				Quoted Prices in
	Active Markets	Significant Other	Significant		Active Markets	Significant Other	Significant
	For Identical	Observable Inputs	Unobservable		For Identical	Observable Inputs	Unobservable
Asset Class	Assets (Level 1)	(Level 2)	Inputs (Level 3)	Total	Assets (Level 1)	(Level 2)	Inputs (Level 3)	Total
Cash	$21	$55	$—	$76	$23	$8	$—	$31
Equity	509	97	1	607	348	88	13	449
Government Bonds	313	489	—	802	653	34	—	687
Corporate Bonds	190	516	—	706	158	178	—	336
Real Estate / Property	8	50	24	82	3	64	28	95
Insurance Contracts	—	—	29	29	—	—	35	35
Derivatives	—	(120)	—	(120)	—	(29)	—	(29)
Investment Funds	—	19	—	19	—	—	—	—
Other (incl. LDI)	13	62	77	152	1	180	101	282
Total assets measured using fair value hierarchy	$1,054	$1,168	$131	$2,353	$1,186	$523	$177	$1,886
Assets measured at NAV				377				—
Total assets				$2,730				$1,886

	Other Postretirement Benefit Plans
	Non-U.S. Plans
	2024				2023
	Quoted Prices in				Quoted Prices in
	Active Markets	Significant Other	Significant		Active Markets	Significant Other	Significant
	For Identical	Observable	Unobservable		For Identical	Observable	Unobservable
Asset Class	Assets (Level 1)	Inputs (Level 2)	Inputs (Level 3)	Total	Assets (Level 1)	Inputs (Level 2)	Inputs (Level 3)	Total
Insurance Contracts	$—	$—	$2	$2	$—	$—	$2	$2
Total assets measured using fair value hierarchy	$—	$—	$2	$2	$—	$—	$2	$2
Assets measured at NAV				—				—
Total assets				$2				$2

Schedule of Net Benefit Costs

The net periodic benefit cost recognized in the Consolidated Statements of Operations is composed of the following for the years ended December 31:

	Defined Benefit Pension Plans						Other Postretirement Benefit Plans
	U.S. Plans			Non-U.S. Plans			U.S. Plans			Non-U.S. Plans
	2024	2023	2022	2024	2023	2022	2024	2023	2022	2024	2023	2022
Service cost	$11	$—	$—	$32	$23	$32	$—	$—	$—	$3	$2	$2
Interest cost	105	2	1	112	91	44	2	—	—	2	—	—
Expected return on assets	(142)	(2)	—	(112)	(82)	(69)	—	—	—	—	—	—
Amortization of:
Net actuarial (gain) loss	—	(1)	—	39	33	35	—	—	—	—	—	(1)
Prior service credit	—	—	—	(1)	(1)	(1)	—	—	—	—	—	—
Curtailment gain	—	—	—	(1)	—	—	—	—	—	—	—	—
Settlement loss (gain)	—	—	—	20	8	(1)	—	—	—	—	—	—
Other one-time expense	—	—	—	—	—	—	—	—	—	—	1	—
Net periodic benefit (income) cost	$(26)	$(1)	$1	$89	$72	$40	$2	$—	$—	$5	$3	$1

Weighted‐average assumptions used to determine benefit obligations as of December 31 are:

	Defined Benefit Pension Plans				Other Postretirement Benefit Plans
	U.S. Plans		Non-U.S. Plans		U.S. Plans		Non-U.S. Plans
	2024	2023	2024	2023	2024	2023	2024	2023
Discount rate	5.66%	4.93%	4.42%	3.81%	5.51%	4.93%	7.44%	3.30%
Rate of compensation increase	3.02%	5.00%	2.32%	2.64%	—%	—%	2.60%	2.60%
Interest crediting rates	4.51%	—%	1.91%	2.00%	—%	—%	—%	—%

Weighted-average assumptions used in the calculation of benefit plan expense for years ended December 31:

	Defined Benefit Pension Plans						Other Postretirement Benefit Plans
	U.S. Plans			Non-U.S. Plans			U.S. Plans			Non-U.S. Plans
	2024	2023	2022	2024	2023	2022	2024	2023	2022	2024	2023	2022
Discount rate	4.93%	5.15%	2.75%	3.81%	4.15%	1.54%	4.93%	5.15%	2.75%	3.30%	3.70%	1.15%
Rate of compensation increase	5.00%	5.00%	3.50%	2.64%	2.64%	2.30%	—%	—%	—%	2.60%	2.60%	2.30%
Expected long-term rate of return on plan assets	5.85%	4.11%	3.50%	4.73%	4.79%	3.02%	—%	—%	—%	—%	3.95%	1.40%
Interest crediting rates	—%	—%	—%	2.00%	2.00%	2.00%	—%	—%	—%	—%	—%	—%

Schedule of Amounts Recognized in Other Comprehensive Income (Loss)

Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income for the years ended December 31:

	Defined Benefit Pension Plans						Other Postretirement Benefit Plans
	U.S. Plans			Non-U.S. Plans			U.S. Plans			Non-U.S. Plans
	2024	2023	2022	2024	2023	2022	2024	2023	2022	2024	2023	2022
Net actuarial loss (gain)	$3	$—	$(2)	$(16)	$60	$(11)	$(2)	$—	$—	$(4)	$—	$(1)
Prior service (credit) cost arising during the year	—	—	—	(10)	5	(1)	—	—	—	—	—	—
Amortization of prior service credit	—	—	—	1	1	1	—	—	—	—	—	—
Amortization of actuarial gain (loss) and settlement gain (loss)	—	1	—	(59)	(41)	(34)	—	—	—	—	—	1
Exchange rate (gain) loss	—	—	—	(24)	33	(65)	—	—	—	2	—	—
Amount recognized in other comprehensive loss (income)	3	1	(2)	(108)	58	(110)	(2)	—	—	(2)	—	—
Amount recognized in net periodic pension benefit (income) cost and other comprehensive loss (income)	$(23)	$—	$(1)	$(19)	$130	$(70)	$—	$—	$—	$3	$3	$1

Defined Benefit Plan, Plan Assets, Allocation

The Company’s weighted target asset allocations are as follows:

	Defined Benefit Pension Plans		Other Postretirement Benefit Plans
	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans
	2024	2024	2024	2024
Equities	29%	16%	—%	—%
Fixed Income	60%	73%	—%	—%
Real Estate	3%	—%	—%	—%
Other (incl. Liability-Driven Investments (“LDI”))	8%	11%	—%	100%

Schedule of Pension plan assets measured at fair value using significant unobservable inputs

A reconciliation of the beginning and ending balances of the pension plan assets measured at fair value using significant unobservable inputs (Level 3) is presented below:

	Defined Benefit Pension Plans
	Non-U.S. Plans
	Balance at	Actual return on		Sales and		Balance at
	December 31, 2023	plan assets	Purchases	settlements	Currency Impact	December 31, 2024
Equity	$13	$—	$—	$(12)	$—	$1
Real Estate / Property	28	(1)	6	(8)	(1)	24
Insurance Contracts	35	(3)	1	(2)	(2)	29
Other (incl. LDI)	101	1	5	(26)	(4)	77
Total assets	$177	$(3)	$12	$(48)	$(7)	$131

	Other Postretirement Benefit Plans
	Non-U.S. Plans
	Balance at	Actual return on		Sales and		Balance at
	December 31, 2023	plan assets	Purchases	settlements	Currency Impact	December 31, 2024
Insurance Contracts	$2	$—	$3	$(3)	$—	$2
Total assets	$2	$—	$3	$(3)	$—	$2

	Defined Benefit Pension Plans
	Non-U.S. Plans
	Balance at	Actual return on		Sales and		Balance at
	December 31, 2022	plan assets	Purchases	settlements	Currency Impact	December 31, 2023
Equity	$—	$—	$13	$—	$—	$13
Real Estate / Property	41	3	—	(17)	1	28
Insurance Contracts	31	2	3	(2)	1	35
Other (incl. LDI)	62	10	38	(12)	3	101
Total assets	$134	$15	$54	$(31)	$5	$177

	Other Postretirement Benefit Plans
	Non-U.S. Plans
	Balance at	Actual return on		Sales and	Currency	Balance at
	December 31, 2022	plan assets	Purchases	settlements	Impact	December 31, 2023
Insurance Contracts	$2	$—	$—	$—	$—	$2
Total assets	$2	$—	$—	$—	$—	$2

Schedule of Health Care Cost Trend Rates

The assumed healthcare cost trend rates as of December 31 are:

	Other Postretirement Benefit Plans
	U.S. Plans		Non-U.S. Plans

	Years ended in December 31,
	2024	2023	2024	2023
Health care cost trend rate assumed for next year	6.29%	5.14%	5.56%	—%
Rate to which the cost trend rate gradually declines	4.00%	5.00%	5.56%	—%
Year the rate reaches the ultimate rate	2048	2025	2024	—

Schedule of Expected Benefit Payments

At December 31, 2024, projected future pension and other postretirement benefit payments (excluding any termination benefits) were as follows:

	Defined Benefit	Other Postretirement
Year ending December 31,	Pension Plans	Benefit Plans
2025	$452	$13
2026	457	12
2027	466	11
2028	470	10
2029	470	9
2030-2034	2,535	44